Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Percentage of investment in joint venture	50.00%
Investments in joint ventures	$ 231	$ 182
Investments in associates	471	444
Key management personnel directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related party	$ 16	$ 10